Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Summary of Diluted Earnings Per Share Explanatory (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted earnings per share [abstract]
Profit Attributable To Owners Of Controlling Company	₩ (2,733,741,837,803)	₩ (3,071,564,667,651)	₩ 1,186,182,126,952
Adjustments: Interest expenses of convertible bond, net of income tax			11,382,390,353
Loss on fair value valuation of convertible bond, net of income tax			50,521,798,972
Diluted profit attributable to owners of the Controlling Company			₩ 1,248,086,316,277
Weighted-average number of common stocks outstanding, after adjustment			398,804,698
Diluted earnings per share			₩ 3,130